JPMorgan Core Bond Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	6.75%	(0.50%)	1.68%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	(0.25%)	1.91%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	(0.04%)	2.15%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	0.15%	2.33%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	0.25%	2.43%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	(1.16%)	1.05%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	(0.41%)	1.29%